Taxes on Income	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 8 - TAXES ON INCOME

a.	Israeli corporate tax

1)	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “Industrial Company”, as defined by this law. As such, the Company is entitled to claim depreciation at increased rates for equipment used in industrial activity, as stipulated by regulations published under the Income Tax (Inflationary Adjustments) Law, 1985.

2)	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

On February 18, 2018, the Company received a status of “Technologic Preferred Enterprise” as defined under the Investment Law (the “Approval”). In accordance with the Approval, starting in 2017 and until 2021, income originating from granting the right of use as defined in the Approval, will be defined as Technologic Preferred Income, as defined under the Law, and will be subject to a tax rate of 7.5%.

Dividend distributed from income which is attributed to a “Technologic Preferred Enterprise” will be subject to withholding tax of 20%, subject to a reduced tax rate under the provisions of an applicable double taxation treaty.

b.	Other applicable tax rates:

1)	Income from other sources in Israel

The tax rate relevant to corporates in Israel in the year 2018 and thereafter is 23%.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to tax laws in their countries of residence (19% in U.K, 30% in Germany and 16% in Romania).

c.	Deferred income taxes:

1)	Provided in respect of the following:

	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Research and development expenses	$84	$27
Carryforward tax losses, see (2) below	1,604	1,822
Other	11	9
Less - valuation allowance, see (2) below	(1,572)	(1,822)
	$127	$36

Deferred income tax assets are presented in the balance sheet among non-current assets.

2)	As of December 31, 2020 and 2019, the Company has provided valuation allowances in respect of certain deferred tax assets in certain subsidiaries resulting from tax loss carryforward due to uncertainty concerning their realization.

Taxes on income included in the statements of operations:

1)	As follows:

	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands
Current:
In Israel	$420	$316	$396
Outside Israel	167	172	44
	587	488	440
Deferred:
In Israel	(59)	(2)	(2)
Outside Israel	(69)	(28)	-
	$459	$458	$438

2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see b. above), and the actual tax expense:

	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,842	$5,523	$5,572

Theoretical tax expense	1,344	1,270	1,281
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(796)	(651)	(772)
	548	619	509
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	52	44	44
Changes in valuation allowance	(152)	(212)	(106)
Other	11	7	(9)
Taxes on income for the reported years:	$459	$458	$438

* As follows:
Taxable in Israel	$5,135	$4,039	$4,751
Taxable outside Israel	707	1,484	821
	$5,842	$5,523	$5,572

d.	Tax assessments:

The Company’s tax assessments through the 2015 tax year, are deemed final.